Exceptions Report: 1/2/2024

Loan Information										Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
NQM335	XXXXXXXX	CA	Purchase	Non-Owner Occupied	Four-Unit Property	0.00	731	70.00%	XXXXXXXXXXX	Sales / Construction Contract - The addendum to the sales contract amending the purchase price to XXXX is missing from the loan file.

										Hazard Insurance - The replacement cost estimator verifying sufficient hazard coverage is missing from the loan file.	Sales / Construction Contract - 10/13/2023: Document provided to cure. Hazard Insurance - 10/13/2023: Document provided to cure.		No	Cleared Exception	C	A
NQM34	XXXXXXXX	CA	Purchase	Owner Occupied	Condo Attached	0.00	803	70.00%	XXXXXXXXXXX	Title - The preliminary title had no coverage amount included in the policy provided.

										Asset Verification - According to the underwriting guidelines, a Letter of Explanation defining the source and contemplated depletion of these assets over the course of the loan term to pay obligations is required. A letter was not provided in the loan file.	Title - 9/27/2023: Document provided to cure. Asset Verification - The ATR in Full - does not require a letter only 2months of Bank Statements. LOE uploaded defining source of assets		No	Cleared Exception	C	A
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